THE TARGET PORTFOLIO TRUST

Large Capitalization Growth Portfolio

Supplement dated January 25, 2011 to the
Prospectus, Summary Prospectus and Statement of Additional Information (SAI) dated February 25, 2010

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Eric B. Fischman replaces Stephen Pesek as the portfolio manager for the segment of the Portfolio subadvised by Massachusetts Financial Services Company (MFS).

To reflect this change, the Portfolio Management table appearing in the Summary Section of the Prospectus, and the Portfolio Management table appearing in the Summary Prospectus is hereby revised by deleting all references pertaining to Mr. Pesek, and substituting the following new information:

Investment Manager	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	Massachusetts Financial Services Company	Eric B. Fischman	Investment Officer	January 2011

The section of the Prospectus entitled “How the Trust is Managed—Portfolio Managers” is hereby revised by deleting the existing discussion pertaining to Massachusetts Financial Services Company (MFS), and substituting the following new discussion:

MFS . The portfolio manager responsible for the MFS segment of the Portfolio is Eric B. Fischman. Mr. Fischman is an Investment Officer of MFS, and has been employed in the investment area of MFS since 2000.

The section of Part I of the SAI entitled “Additional Information About the Portfolio Managers -- Other Accounts and Ownership of Fund Securities”is hereby revised by removing all information and references to Mr. Pesek from the table of other account information for the Portfolio, and substituting the following other account information for the Portfolio for Eric B. Fischman:

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
MFS	Eric B. Fischman	6 / $4.2 billion	2 / $181.5 million	3 / $8.4 million	None

Information in the table is as of December 31, 2010.

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